Submission	Dec. 05, 2025
Submission [Line Items]
Central Index Key	0001946573
Registrant Name	KINDLY MD, INC.
Registration File Number	333-290248
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A